PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
CONDENSED BALANCE SHEETS

	As of December 31,
	2024	2025
Assets
Current assets:
Cash and cash equivalents	446,873	205,457
Short-term investments	73,925	637,160
Receivables from subsidiaries	1,027,644	1,294,764
Prepaid expenses and other current assets	1,840	5,515
Total current assets	1,550,282	2,142,896
Non-current assets:
Long-term investments	58,373	330,667
Prepayment for long-term investments	25,000	25,000
Total non-current assets	83,373	355,667
Total assets	1,633,655	2,498,563
Liabilities and Shareholders' Equity
Current liabilities:
Amounts due to subsidiaries	12,984	26,001
Accrued expenses and other current liabilities	5,628	4,506
Total current liabilities	18,612	30,507
Non-current liabilities:
Other non-current liabilities	—	458
Accumulated deficit in its subsidiaries	663,921	815,321
Total non-current liabilities	663,921	815,779
Total liabilities	682,533	846,286
Pony AI Inc. shareholders’ equity:
Class A ordinary shares ($0.0005 par value, 498,911,230 shares and 498,911,230 shares authorized as of December 31, 2024 and 2025, respectively; 269,203,783 shares and 352,452,783 shares issued and outstanding as of December 31, 2024 and 2025, respectively)	140	182
Class B ordinary shares ($0.0005 par value, 81,088,770 shares and 81,088,770 shares authorized, issued and outstanding as of December 31, 2024 and 2025, respectively)	35	35
Additional paid-in capital	2,228,444	3,078,559
Special reserve	220	355
Accumulated deficit	(1,287,851)	(1,421,955)
Accumulated other comprehensive income (loss)	10,134	(4,899)
Total Pony AI Inc. shareholders' equity	951,122	1,652,277
Total liabilities and shareholders' equity	1,633,655	2,498,563

CONDENSED STATEMENTS OF OPERATION AND COMPREHENSIVE LOSS

	Year ended December 31,
	2023	2024	2025
Operating expenses:
Research and development expenses	—	(200)	—
Selling, general and administrative expenses	(8,137)	(10,201)	(24,486)
Total operating expenses	(8,137)	(10,401)	(24,486)
Loss from operations	(8,137)	(10,401)	(24,486)
Investment income	11,820	15,799	23,982
Changes in fair value of warrants liability	(3,030)	5,617	—
Equity in loss of its subsidiaries, the VIEs and the VIEs’ subsidiaries	(125,267)	(285,176)	(135,417)
Other (expenses) income, net	(198)	40	1,952
Loss before income tax	(124,812)	(274,121)	(133,969)
Net loss	(124,812)	(274,121)	(133,969)
Other comprehensive income (loss):
Foreign currency translation adjustments	(2,861)	(2,703)	3,355
Unrealized gain (loss) on available-for-sale financial assets, net of tax of nil	7,350	8,511	(18,388)
Total other comprehensive income (loss)	4,489	(5,808)	(15,033)
Total comprehensive loss	(120,323)	(268,313)	(149,002)

CONDENSED STATEMENTS OF CASH FLOWS

	Year ended December 31,
	2023	2024	2025
Cash flows from operating activities:
Net cash (used in) provided by operating activities	(35,692)	12,210	(36,539)
Cash flows from investing activities:
Purchases of short-term investments	(20,649)	(102,609)	(653,498)
Purchases of long-term investments	—	(65,568)	(337,576)
Prepayment for long-term investments	—	(25,000)	—
Proceeds from the sales and maturities of short-term investments	172,214	101,443	132,616
Proceeds from the sales and maturities of long-term investments	49,590	1,697	27,891
Investment in subsidiaries	—	—	(19)
Loans to third parties	—	—	(13,512)
Proceeds from repayment of loans to third parties	—	—	13,532
Loan to a subsidiary	(96,093)	(172,406)	(193,501)
Net cash provided by (used in) investing activities	105,062	(262,443)	(1,024,067)
Cash flows from financing activities:
Net proceeds from issuance of Series D convertible redeemable preferred shares	104,006	—	—
Proceeds from issuance of Class A ordinary shares upon the completion of IPO and CPP, net of issuance cost of $9,442	—	408,404	—
Proceeds from issuance of Class A ordinary shares upon the completion of Dual Primary Listing, net of issuance cost of $7,973	—	—	829,351
Repurchase/Settlement of RSUs	(3,026)	—	(12,638)
Proceeds from exercise of share options	—	—	2,626
Payment for the repurchase of ordinary shares	(994)	—	—
Payment for the repurchase of Series A convertible redeemable preferred shares	(4,800)	—	—
Net cash provided by financing activities	95,186	408,404	819,339
Effect of exchange rate changes on cash and cash equivalents	—	(14)	(149)
Net increase (decrease) in cash and cash equivalents	164,556	158,157	(241,416)
Cash, cash equivalents and restricted cash at beginning of year	124,160	288,716	446,873
Cash, cash equivalents and restricted cash at end of year	288,716	446,873	205,457